Financial assets and liabilities (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 2,195,161	R$ 1,800,775
Lease liabilities	978,336	874,569	R$ 769,525	R$ 714,085
Accounts payable to selling shareholders	530,772	566,867
Total	2,195,161	1,800,775
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Trade payables	128,080	108,222
Loans and financing	2,195,161	1,800,775
Lease liabilities	978,336	874,569
Accounts payable to selling shareholders	215,819	530,915
Total	3,517,396	3,314,481
Current	690,395	642,872
Non-current	R$ 2,827,001	R$ 2,671,609